Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value	$ 0.0004	$ 0.00001
Ordinary shares, authorized	1,900,000,000	4,980,000,000
Ordinary shares, issued	1,161,276	12,650,000
Ordinary shares, outstanding	1,161,276	12,650,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value	$ 0.0004	$ 0.00001
Ordinary shares, authorized	100,000,000	20,000,000
Ordinary shares, issued	32,500	1,300,000
Ordinary shares, outstanding	32,500	1,300,000